Inventory - Summary of Inventory (Detail) - CAD ($) $ in Thousands	Apr. 30, 2022	Apr. 30, 2021
Inventories [Abstract]
Doré	$ 353	$ 889
Goods in transit	42
Work-in-process	80	85
Stockpile	14	49
Supplies	1,046	758
Inventory	$ 1,535	$ 1,781